Segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue from external customers	$ 497,277	$ 41,243	$ 78,462
DENMARK
Disclosure of geographical areas [line items]
Revenue from external customers	1,389	342	488
BELGIUM
Disclosure of geographical areas [line items]
Revenue from external customers			1,684
UNITED STATES
Disclosure of geographical areas [line items]
Revenue from external customers	317,396	$ 40,901	$ 76,290
CHINA
Disclosure of geographical areas [line items]
Revenue from external customers	178,370
Others
Disclosure of geographical areas [line items]
Revenue from external customers	$ 123